Equity Incentive Plans - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at beginning of the period	12,571,912	16,243,532	26,708,329
Granted		869,778	8,101,866
Exercised		(1,081,213)	(8,911,435)
Forfeited		(3,460,185)	(9,655,228)
Outstanding at end of the period		12,571,912	16,243,532	26,708,329
Options exercisable		9,478,419	7,399,460
Vested and expected to vest		11,341,764	12,943,351
Weighted Average Exercise Price
Outstanding at beginning of year	$ 7.67	$ 8.11	$ 4.03
Granted		4.37	12.98
Exercised		2.76	2.46
Forfeited		10.43	6.12
Outstanding at end of year		7.67	8.11	$ 4.03
Options exercisable		7.06	4.34
Vested and expected to vest		$ 7.47	$ 7.30
Weighted Average Remaining Contractual Term
Outstanding at the end of year		5 years 7 months 13 days	7 years 7 months 17 days	7 years 21 days
Options exercisable		4 years 9 months	5 years 10 months 17 days
Vested and expected to vest		5 years 3 months 29 days	7 years 3 months 3 days
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 1,342	$ 24,398	$ 143,338
Outstanding at end of year		1,342	24,398	$ 143,338
Options exercisable		1,263	21,300
Vested and expected to vest		$ 1,310	$ 23,242
Stock options
Number of Options
Outstanding at beginning of the period	12,571,912
Exercised	(124,660)
Forfeited	(3,184,956)
Outstanding at end of the period	9,262,296	12,571,912